STEVENS & LEE

LAWYERS & CONSULTANTS

111 N. Sixth Street
Reading, PA  19601
(610) 478-2000 Fax (610) 376-5610
www.stevenslee.com

Direct Dial:

(610) 478-2167

                                                                                                                    Email:           tfd@stevenslee.com

Direct Fax:

(610) 988-0828

August 8, 2013

Securities and Exchange Commission

EDGAR Filing

Re:  The DMS Funds
ICA File 811-22706

Ladies and Gentlemen:

We are counsel to the above referenced investment company.  The India MidCap Index fund was the first series of this Fund, with an initial effective date of August 8, 2012.  The MidCap Index most recent 485B filing was made March 25, 2013.

The DMS Fund recently added a Baltic Index series and a Poland Large Cap series, for which 485B filings were made on July 24, 2013 and July 31, 2013, respectively.  In the course of filing the new Baltic and Poland series, the Staff of the Commission provided comments on those filings and suggested certain revisions by telephone call to the undersigned.  The Fund is now filing an amendment under Rule 485(a) for the MidCap Index to add the identical Class I Shares to the MidCap series that has previously been added to the Baltic and Poland series, and to bring the prospectus and SAI for MidCap into conformance with the documents previously reviewed by the Staff for Baltic and Poland. The changes filed today are believed by the Fund to be responsive to all of the comments of the Staff made in connection with the Baltic and Poland series, including the following:

1.

The language in the Annual Fund Operating Expenses table and  the “Example” section on page 2 has been revised by the Fund to be comparable to Baltic and Poland, and the numbers in the expense example have been corrected.

2.

Language has been added under “Single Country (India) Risk” on page 4-5 to provide more specific examples of potential risks pertinent to India.  Additional language has also been added under “Currency Risk.”

3.

Language has been added in “Foreign Tax and Regulatory Risk” on page 11 to provide additional examples of Indian laws that may apply.

4.

Under “The Funds and The Advisor” on page 16, language has been added to clarify the terms of the expense waiver and reimbursement.

5.

On page 14 of the SAI, a new subheading has been added for “Portfolio Manager.”

6.

Language has been added to the second paragraph under Portfolio Manager on page 14 of the SAI to more specifically refer to conflicts of interest.

7.

The Fund has confirmed that no fees have been to any Trustees to date.  No fees are anticipated to be paid to Trustees until the Fund reaches a sufficient asset size in the future, and the Fund does not know when that will be.  The DMS Fund will revise all its filings, for all series, when the Trustees are paid fees, and will insure that the Annual Fund Operating Expenses table in each prospectus includes all fees paid to Trustees.  Some language has been added to “Trustee Compensation” on page 11 of the SAI to clarify the possibility of paying compensation to the Trustees in the future.

8.

A table has been added to the SAI to show shares of the Fund currently owned by Trustees, and other updates to the tables of trustees and officers have been made as appropriate.

9.

Other conforming language was added throughout the prospectus and SAI to reflect the addition of Class I Shares, and to update references to the number of series funds in the DMS family, and to otherwise make the MidCap documents consistent with the Baltic and Poland documents.

With the changes referenced above, the Fund believes that it has addressed all comments raised by the Staff in connection with the Baltic and Poland series that would be applicable to the MidCap Index Fund.  Because most of these changes add a Class I that is identical to that used for Baltic and Poland, and because the other changes made are believed to be the same as those made in response to Staff comments for the Baltic and Poland filings, the Fund respectfully requests that the Commission perform only a limited review of this filing.

Thank you in advance for your assistance.  If you need any further information, please contact the undersigned.

Very truly yours,

STEVENS & LEE

/s/ Timothy F. Demers/

Timothy F. Demers